Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt, total	[1]	$ 214,049	$ 244,163
Less: current maturities		48,078	23,447
Long-term debt noncurrent		$ 165,971	220,716
U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage		Libor + 1.15%
Long-term Debt, total	[1]	$ 118,550	126,000
United Kingdom, Pounds | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]	0.8% - 4.62%
Long-term Debt, total	[1]	$ 94,790	117,451
Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	[1]	Libor+1.5% - Libor+3.28%
Long-term Debt, total	[1]	$ 709	$ 712
Maximum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread		0.85%
Maximum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		2 years
Interest percentage spread		1.15%
Maximum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		2 years
Interest percentage spread		4.62%
Maximum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		4 years
Interest percentage spread		3.28%
Minimum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		2 years
Interest percentage spread		1.15%
Minimum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		0.80%
Minimum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity		1 year
Interest percentage spread		1.50%

[1]	For covenants see Note 20(F).